Summary of Significant Accounting Policies (Details) - Schedule of movement of contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of movement of contract liabilities [Abstract]
At the beginning of the year	$ 79	$ 72
Deposits received		71
Recognized as revenue	(78)	(65)
Exchange	(1)	1
At the end of the year		$ 79